Equity (Details) - $ / shares		Jun. 30, 2020		Jun. 16, 2020	Dec. 31, 2019
Equity (Details)
Ordinary shares authorized				450,000,000
Par value per share				$ 0.0001
Preferred shares, shares authorized		50,000,000		50,000,000	50,000,000
Preferred stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares outstanding				17,399,176
Warrants outstanding		17,795,000
Exercise price of warrants		$ 11.50
Warrants redemption price		0.01
ADS [Member]
Equity (Details)
Share price		$ 18.00
Class A Ordinary Shares [Member]
Equity (Details)
Ordinary shares authorized	[1]	300,000,000			300,000,000
Par value per share		$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Shares outstanding	[1]	7,647,962			3,140,388
Common Class B [Member]
Equity (Details)
Ordinary shares authorized	[1]	150,000,000			150,000,000
Par value per share		$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Shares outstanding	[1]	9,751,214			3,949,993

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.